Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013, as supplemented to date

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Equity Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 48 of the Class P Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimates and may vary based on actual investments.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Example" on page 48 of the Class P Prospectus is revised by replacing the table in its entirety with the following:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
Class P
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.38%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.41%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 361
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,845

[1]	These "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimates and may vary based on actual investments.